CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts			22,200,000
Ordinary shares, par value	$ 0.01
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	24,456,805	24,456,805	25,124,147
Ordinary shares, shares outstanding	24,456,805	24,456,805	25,124,147
Accounts payable, consolidated VIEs	7,014,703	44,149,842	46,948,658	18,844,789	24,878,129
Other taxes payable, consolidated VIEs	921,175	5,797,785	5,437,764	3,042,253	2,995,044
Advances from customers, consolidated VIEs	4,291,548	27,010,571	7,101,645	16,115,067	6,574,768
Deferred revenue, consolidated VIEs	2,647,292	16,661,791	18,508,169	12,011,822	13,757,771
Refund of game points, consolidated VIEs	27,010,070	169,998,682	195,993,716	169,998,682	195,993,716
Other payables and accruals, consolidated VIEs	7,611,548	47,906,323	42,328,817	23,037,145	15,629,966
Long-term accounts payables, consolidated VIEs	9,535,594	60,016,072	0
Deferred tax liabilities, non-current, consolidated VIEs	$ 877,332	5,521,837	5,803,848